Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents	$ 39,953	$ 51,529	$ 34,910	$ 36,480	$ 84,091	$ 50,272
Restricted cash	12,604	7,914	15,045	9,076	9,752	5,684
Accounts receivable, net	12,504	4,928		5,127
Due from affiliates	75	45		0
Inventories	1,537	1,202		1,066
Prepaid expenses and other	3,713	3,902		2,913
Total current assets	76,833	76,809		69,746
Investments in unconsolidated entities	3,400	500		500
Furniture, fixtures and equipment, net	54,647	47,947		21,154
Operating lease right-of-use assets	26,151
Goodwill	65,112	59,683		12,947
Intangible assets, net	192,755	193,194		9,713
Other assets	1,208	872		750
Total assets	420,106	379,005		114,810
Current liabilities:
Accounts payable and accrued expenses	21,696	24,880		20,451
Due to affiliates	1,176	2,032		4,272
Deferred income	68	148		459
Deferred compensation plan	160	173		311
Notes payable, net	2,933	2,595		1,751
Operating lease liabilities	2,396
Other liabilities	12,576	8,418		9,076
Total current liabilities	41,005	38,246		36,320
Deferred income	13,103	13,396		13,440
Deferred tax liability, net	31,806	31,506		0
Deferred compensation plan	11,108	10,401		18,948
Notes payable, net	21,672	15,177		9,956
Operating lease liabilities	23,767
Other liabilities	1,902	0
Total liabilities	144,363	108,726		78,742
Commitments and contingencies (note 10)
MEZZANINE EQUITY
Series B cumulative convertible preferred stock, $25 par value, 8,120,000 shares issued and outstanding, net of discount at March 31, 2019 and December 31, 2018	201,338	200,847		0
Redeemable noncontrolling interests	3,810	3,531		5,111
Preferred stock, $0.01 par value, 50,000,000 shares authorized:
Series A cumulative preferred stock, no shares issued and outstanding at March 31, 2019 and December 31, 2018	0	0		0
Common stock, $0.01 par value, 100,000,000 shares authorized, 2,470,293 and 2,391,541 shares issued and outstanding at March 31, 2019 and December 31, 2018, respectively	25	24		21
Additional paid-in capital	287,129	280,159		249,695
Accumulated deficit	(216,703)	(214,242)		(219,396)
Accumulated other comprehensive income (loss)	(483)	(498)		(135)
Total stockholders’ equity of the Company	69,968	65,443		30,185
Noncontrolling interests in consolidated entities	627	458		772
Total equity	70,595	65,901	$ 32,105	30,957	$ 90,149	$ 136,636
Total liabilities and equity	420,106	379,005		114,810
Ashford Trust OP
Current assets:
Due from related parties	4,416	5,293		13,346
Braemar OP
Current assets:
Due from related parties	$ 2,031	$ 1,996		$ 1,738